Condensed Consolidated Statement of Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands	Previously Reported Ordinary shares	Previously Reported Convertible Ordinary 1 and 2 shares Amount	Previously Reported Convertible Preferred shares	Previously Reported Additional paid-in capital	Previously Reported Accumulated deficit	Previously Reported	Ordinary shares	Convertible Ordinary 1 and 2 shares Amount	Convertible Preferred shares	Additional paid-in capital	Accumulated deficit	Total
Balance beginning at Dec. 31, 2019	$ 51	$ 5	$ 78	$ 29,753	$ (26,310)	$ 3,577
Balance beginning (in Shares) at Dec. 31, 2019	2,568,960	1,496,880	5,714,400
Share-based compensation				120		120
Exercise of share options into Ordinary Shares				11		11
Exercise of share options into Ordinary Shares (in Shares)	9,800
Net loss for the year					(2,459)	(2,459)						$ (2,459)
Balance ending at Dec. 31, 2020	$ 51	$ 5	$ 78	29,884	(28,769)	1,249
Balance ending (in Shares) at Dec. 31, 2020	2,578,760	1,496,880	5,714,400
Share-based compensation				157		157
Net loss for the year					(952)	(952)						(952)
Balance ending at Dec. 31, 2021	$ 51	$ 5	$ 78	30,041	(29,721)	454	$ 51	$ 5	$ 78	$ 30,041	$ (29,721)	454
Balance ending (in Shares) at Dec. 31, 2021	12,893,800	7,484,400	28,572,000				2,578,760	1,496,880	5,714,400
Share-based compensation				112		112
Contribution to equity due to free interest loan from controlling shareholder				56		56
Net loss for the year					(836)	(836)						(836)
Balance ending at Jun. 30, 2022	$ 51	$ 5	$ 78	30,209	(30,557)	(214)
Balance ending (in Shares) at Jun. 30, 2022	12,893,800	7,484,400	28,572,000
Balance beginning at Dec. 31, 2021	$ 51	$ 5	$ 78	$ 30,041	$ (29,721)	$ 454	$ 51	$ 5	$ 78	30,041	(29,721)	454
Balance beginning (in Shares) at Dec. 31, 2021	12,893,800	7,484,400	28,572,000				2,578,760	1,496,880	5,714,400
Share-based compensation										222		222
Contribution to equity due to free interest loan from controlling shareholder										112		112
Net loss for the year											(1,248)	(1,248)
Balance ending at Dec. 31, 2022							$ 51	$ 5	$ 78	30,375	(30,969)	(460)
Balance ending (in Shares) at Dec. 31, 2022							2,578,760	1,496,880	5,714,400
Issuance of Ordinary Shares upon completion of an initial public offering, net of offering expenses							$ 27			6,355		6,382
Issuance of Ordinary Shares upon completion of an initial public offering, net of offering expenses (in Shares)							1,950,000
Voluntary conversion of all shares with preferences over Ordinary Shares into Ordinary Shares (Note 3A)							$ 83	$ (5)	$ (78)
Voluntary conversion of all shares with preferences over Ordinary Shares into Ordinary Shares (Note 3A) (in Shares)							7,211,280	(1,496,880)	(5,714,400)
Automatic conversion of all convertible advanced investments into Ordinary Shares (Note 3D)							$ 16			4,555		4,571
Automatic conversion of all convertible advanced investments into Ordinary Shares (Note 3D) (in Shares)							1,142,856
Deemed dividend resulted from trigger of down round protection feature of certain warrants granted (Note 3E)										7	(7)
Financial liability classified to equity upon determination of exercise price of certain warrants granted (Note 3F)										194		194
Share-based compensation										176		176
Exercise of share options into Ordinary Shares										28		28
Net loss for the year											(924)	(924)
Balance ending at Jun. 30, 2023							$ 177			$ 41,690	$ (31,900)	$ 9,967
Balance ending (in Shares) at Jun. 30, 2023							12,882,896